Options Granted, Exercised and Canceled (Detail) (Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Stock Based Compensation Activity [Line Items]
Options, Beginning balance	5,664,750	5,510,750	5,443,500	4,699,750
Options, Granted	2,464,109	180,000	202,000	870,000
Options, Forfeited	(2,700)	(25,282)	(134,750)	(126,250)
Options, Exercised	(213,440)	(718)
Options, Ending balance	7,912,719	5,664,750	5,510,750	5,443,500
Options, Exercisable ending balance	4,791,943	4,440,550	3,256,550
Weighted Average Exercise Price per Share, Outstanding Beginning balance	$ 0.80	$ 0.64	$ 0.61	$ 0.50
Weighted Average Exercise Price per Share, Granted	$ 10.40	$ 5.50	$ 1.50	$ 1.18
Weighted Average Exercise Price per Share, Forfeited	$ 1.31	$ 0.74	$ 0.56	$ 0.50
Weighted Average Exercise Price per Share, Exercised	$ 0.64	$ 0.50
Weighted Average Exercise Price per Share, Outstanding ending balance	$ 3.79	$ 0.80	$ 0.64	$ 0.61
Weighted Average Exercise Price per Share, Exercisable at December 31, 2011	$ 0.61	$ 0.58	$ 0.55
Weighted Average Remaining Contractual Life, Options Outstanding beginning balance	5 years 2 months 12 days			7 years 4 months 24 days
Weighted Average Remaining Contractual Life, Options Outstanding ending balance	6 years 1 month 6 days	5 years 2 months 12 days	6 years	6 years 10 months 24 days
Weighted Average Remaining Contractual Life, Options Exercisable ending balance	4 years	4 years 7 months 6 days